QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	AEROSPACE/DEFENSE — 4.4%
8,000	General Dynamics Corp.	$1,194,800
6,600	Raytheon Technologies Corp.	402,600
		1,597,400
	APPAREL — 1.5%
8,500	VF Corp.	558,875

	BANKS — 6.0%
14,500	Bank of New York Mellon Corp.	536,210
9,000	JPMorgan Chase & Co.	901,710
11,000	State Street Corp.	748,990
		2,186,910
	BUILDING MATERIALS — 0.5%
6,600	Carrier Global Corp.	197,010

	COMPUTERS — 1.2%
46,378	Hewlett Packard Enterprise Co.	448,475

	COSMETICS/PERSONAL CARE — 2.7%
16,400	Unilever PLC ADR	977,112

	DIVERSIFIED FINANCIAL SERVICES — 11.4%
16,000	American Express Co.	1,625,440
9,000	Ameriprise Financial, Inc.	1,411,200
7,900	T. Rowe Price Group, Inc.	1,099,759
		4,136,399
	ELECTRIC — 5.9%
13,000	American Electric Power Co., Inc.	1,024,790
8,284	Duke Energy Corp.	665,537
8,400	Southern Co.	438,312
		2,128,639
	ELECTRONICS — 1.6%
3,400	Allegion PLC	351,526
3,150	Fortive Corp.	227,147
		578,673
	FOOD — 1.5%
9,000	Mondelez International, Inc., Class A	525,780

	HEALTHCARE-PRODUCTS — 4.5%
6,300	Danaher Corp.	1,300,761
3,022	Medtronic PLC	324,774
		1,625,535
	HEALTHCARE-SERVICES — 4.9%
6,300	Anthem, Inc.	1,773,576

	HOUSEHOLD PRODUCTS/WARES — 4.5%
6,086	Clorox Co.	1,360,221
1,717	Kimberly-Clark Corp.	270,874
		1,631,095
	INSURANCE — 4.6%
3	Berkshire Hathaway, Inc., Class A1	982,680
10,000	Prudential Financial, Inc.	677,700
		1,660,380
	MACHINERY-DIVERSIFIED — 1.4%
9,000	Ingersoll Rand, Inc.[1]	315,540
3,300	Otis Worldwide Corp.	207,570
		523,110
	MEDIA — 3.7%
10,151	Walt Disney Co.	1,338,612

	MISCELLANEOUS MANUFACTURING — 10.0%
3,600	3M Co.	586,872
18,000	Eaton Corp. PLC	1,837,800
10,200	Trane Technologies PLC	1,207,578
		3,632,250
	PHARMACEUTICALS — 7.3%
5,000	Bristol-Myers Squibb Co.	311,000
13,820	Merck & Co., Inc.	1,178,431
31,000	Pfizer, Inc.	1,171,490
		2,660,921
	RETAIL — 2.5%
4,225	McDonald's Corp.	902,122

	SEMICONDUCTORS — 3.7%
26,000	Intel Corp.	1,324,700

	SOFTWARE — 4.9%
25,000	Oracle Corp.	1,430,500
2,500	VMware, Inc., Class A1	361,100
		1,791,600
	TELECOMMUNICATIONS — 7.8%
37,500	Cisco Systems, Inc.	1,583,250
20,000	Corning, Inc.	649,200
10,000	Verizon Communications, Inc.	592,700
		2,825,150
	TRANSPORTATION — 1.6%
3,000	Union Pacific Corp.	577,320

	TOTAL COMMON STOCKS
	(Cost $16,244,644)	35,601,644

1

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2020 (Unaudited)

Principal Amount		VALUE
	SHORT-TERM INVESTMENTS — 1.8%
	DEMAND DEPOSIT — 1.8%
$645,940	U.S. Bank Money Market Deposit Account, 0.00%[2]	$645,940

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $645,940)	645,940

	TOTAL INVESTMENTS — 99.9%
	(Cost $16,890,584)	36,247,584
	Other Assets in Excess of Liabilities — 0.1%	42,823

	TOTAL NET ASSETS — 100.0%	$36,290,407

ADR	– American Depositary Receipt
PLC	– Public Limited Company
1	Non-income Producing.
2	The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of August 31, 2020.

2

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 81.0%
	AEROSPACE/DEFENSE — 1.3%
44,809	Astronics Corp.[1]	$405,073
7,009	Astronics Corp., Class B1	61,679
38,829	Ducommun, Inc.[1]	1,451,040
		1,917,792
	AGRICULTURE — 1.3%
57,879	Darling Ingredients, Inc.[1]	1,850,392

	APPAREL — 6.5%
30,860	Deckers Outdoor Corp.[1]	6,291,428
11,149	Delta Apparel, Inc.[1]	157,424
53,000	PVH Corp.	2,955,280
		9,404,132
	BANKS — 1.6%
62,850	ServisFirst Bancshares, Inc.	2,303,453

	COMMERCIAL SERVICES — 0.3%
11,760	Cass Information Systems, Inc.	460,522

	DISTRIBUTION/WHOLESALE — 1.6%
193,617	G-III Apparel Group Ltd.[1]	2,141,404
2,294	WESCO International, Inc.[1]	107,474
		2,248,878
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.2%
18,974	Graham Corp.	249,128
4,382	Littelfuse, Inc.	792,441
27,325	Powell Industries, Inc.	737,502
		1,779,071
	ELECTRONICS — 6.0%
40,434	SYNNEX Corp.	5,141,183
222,337	Vishay Intertechnology, Inc.	3,555,169
		8,696,352
	ENGINEERING & CONSTRUCTION — 4.2%
106,282	MasTec, Inc.[1]	4,911,291
38,554	VSE Corp.	1,119,223
		6,030,514
	FOREST PRODUCTS & PAPER — 3.6%
171,240	Schweitzer-Mauduit International, Inc.	5,193,709

	GAS — 3.9%
96,439	New Jersey Resources Corp.	2,906,672
120,241	South Jersey Industries, Inc.	2,663,338
		5,570,010
	HAND/MACHINE TOOLS — 0.6%
27,156	Colfax Corp.[1]	903,752

	INSURANCE — 14.7%
173,266	American Equity Investment Life Holding Co.	4,142,790
34,922	American National Group, Inc.	2,619,499
117,291	CNO Financial Group, Inc.	1,911,843
26,226	Crawford & Co., Class B	182,533
147,458	Horace Mann Educators Corp.	5,759,710
70,057	RLI Corp.	6,570,646
		21,187,021
	INTERNET — 0.5%
28,000	TripAdvisor, Inc.	654,360

	MACHINERY-CONSTRUCTION & MINING — 2.5%
47,326	Oshkosh Corp.	3,644,575

	MACHINERY-DIVERSIFIED — 4.7%
51,381	CSW Industrials, Inc.	3,712,277
51,678	Graco, Inc.	2,998,358
		6,710,635
	MEDIA — 1.5%
94,712	Scholastic Corp.	2,131,020

	METAL FABRICATE/HARDWARE — 1.0%
95,715	LB Foster Co.[1]	1,430,939

	MINING — 0.9%
145,000	Livent Corp.[1]	1,229,600

	MISCELLANEOUS MANUFACTURING — 5.0%
7,696	Chase Corp.	750,899
93,029	Fabrinet[1]	6,491,563
		7,242,462
	PHARMACEUTICALS — 1.2%
106,693	Owens & Minor, Inc.	1,768,970

	RETAIL — 3.0%
66,115	MSC Industrial Direct Co., Inc., Class A	4,356,978

	SAVINGS & LOANS — 1.8%
101,367	Axos Financial, Inc.[1]	2,511,874

	SEMICONDUCTORS — 4.5%
76,267	Synaptics, Inc.[1]	6,507,863

	SOFTWARE — 2.5%
84,414	CSG Systems International, Inc.	3,593,504

	TELECOMMUNICATIONS — 3.0%
32,943	ADTRAN, Inc.	365,338
65,623	InterDigital, Inc.	4,012,846
		4,378,184

1

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2020 (Unaudited)

Number of Shares		Value
	TEXTILES — 2.1%
15,529	UniFirst Corp.	$2,991,196

	TOTAL COMMON STOCKS
	(Cost $82,391,286)	116,697,758

	PREFERRED STOCKS — 0.1%
	DISTRIBUTION/WHOLESALE — 0.1%
6,085	WESCO International, Inc.	168,494

	TOTAL PREFERRED STOCKS
	(Cost $161,253)	168,494

Principal Amount
	SHORT-TERM INVESTMENTS — 20.7%
	DEMAND DEPOSIT — 20.7%

$29,812,517	U.S. Bank Money Market Deposit Account, 0.00%[2]	29,812,517

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,812,517)	29,812,517

	TOTAL INVESTMENTS — 101.8%
	(Cost $112,365,056)	146,678,769
	Liabilities in Excess of Other Assets — (1.8)%	(2,632,978)

	TOTAL NET ASSETS — 100.0%	$144,045,791

1	Non-income Producing.
2	The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of August 31, 2020.

2